Leases (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2012	Dec. 31, 2011
Future Minimum Payments of Operating Leases with Terms in Excess of One Year

As of December 31, 2011, the future minimum payments required under all operating leases with terms in excess of one year are as follows:

For the year ending December 31,	Amount
2012	$79,164
2013	79,164
2014	79,164
2015	79,164
2016	19,791

$336,447

As of December 31, 2011, the future minimum payments required under all operating leases with terms in excess of one year are as follows:

For the year ending December 31,
2012	$79,164
2013	79,164
2014	79,164
2015	79,164
2016	19,791

$336,447